Other income and expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income And Expenses Net
ICMS tax incentives (i)		$ 32,338	$ 56,697
Changes in fair value of offtake agreement - note 16 (e)	(3,347)	2,268	24,267
Pre-operating expenses related to Aripuanã (ii)			(45,800)
Impairment of other assets (iii)			(9,302)
Changes in fair value of derivative financial instruments – note 16 (c)	746	(1,385)	1,363
(Loss) gain on sale and write-off of property, plant and equipment	(16,183)	(3,734)	(698)
Changes in asset retirement, restoration and environmental obligations – note 27	13,750	(10,125)	(1,512)
Slow moving and obsolete inventory	(10,897)	(4,372)	(11,511)
Provision for legal claims	1,908	(13,892)	(7,664)
Contribution to communities	(14,554)	(13,134)	(17,233)
Tax Voluntary disclosure (iv)		(86,906)
Changes in fair value of energy forward contracts – note 16 (d)	81	(15,663)
Divestment and restructuring (v)	9,028
Others	(14,043)	4,021	8,719
Total other income and expenses, net	$ (33,511)	$ (110,584)	$ (2,674)